Note 11 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 16,770
2021	55,230
2022	54,724
2023	220,980
2024 and thereafter	$ 418,919